Equity	12 Months Ended
Dec. 31, 2021
Equity
Equity

19.         Equity

(i)	As at December 31, 2021, the Company’s authorized share capital was 500 million common shares, par value US$0.0001 per share (December 31, 2020: 500 million common shares).
(ii)	During the year ended December 31, 2021, no common shares were repurchased.
(iii)	During the year ended December 31, 2021, the Company distributed fourth quarter 2020 dividends of US$0.025 per common share to common shareholders amounting to a total of US$4,055,664.

All other equity transactions have been disclosed in consolidated statement of changes in shareholders' equity.